Interim Condensed Consolidated Balance Sheets (Unaudited) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Current Assets
Cash and cash equivalents	$ 2,093	$ 16,413	$ 19,041
Accounts receivable, net	3,751	29,411	26,760
Inventories	1,313	10,296	9,802
Prepaid expenses and other current assets	466	3,653	3,722
Total current assets	7,623	59,773	59,325
Property, plant and equipment, net	136	1,069	810
Right-of-use assets	1,011	7,925	11,297
Total non-current assets	1,147	8,994	12,107
TOTAL ASSETS	8,770	68,767	71,432
Current liabilities
Bank loan - current	1,020	8,000	3,000
Accounts payable	1,819	14,264	14,037
Other payables and accrued liabilities	868	6,801	6,860
Lease liabilities - current	1,014	7,951	4,203
Amount due to a related party	87	680	611
Total current liabilities	4,808	37,696	28,711
Non-current liabilities
Lease liabilities - non-current			7,093
TOTAL LIABILITIES	4,808	37,696	35,804
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	3,898	30,570	30,570
Statutory reserve	358	2,806	2,806
Retained earnings (accumulated losses)	(307)	(2,407)	2,596
Accumulated other comprehensive income	12	93	(353)
Total shareholders’ equity	3,962	31,071	35,628
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,770	68,767	71,432
Common Class A [Member]
Shareholders’ equity
Ordinary shares, value		3	3
Common Class B [Member]
Shareholders’ equity
Ordinary shares, value	$ 1	$ 6	$ 6